Amounts Due from Related Party, Net - Schedule of Related Party of Allowance for Expected Credit Losses (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Schedule of Related Party of Allowance for Expected Credit Losses [Abstract]
Balance at beginning of the year	$ 37
(Reversal of) provision for expected credit losses	(37)	37
Balance at end of the year		$ 37